Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Sharebased compensation
Schedule of groups share based compensation

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Operations and support	109,962	110,822	78,794
Sales and marketing	159,830	180,967	169,458
Research and development	922,066	789,094	813,759
General and administrative	1,397,735	1,171,855	901,495
Total share-based compensation expenses	2,589,593	2,252,738	1,963,506

DiDi’s Share-based awards

Schedule of activities of the share options

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average
	Number of	Exercise	Contractual	Grant Date
	Options	Price	Life	Fair Value
		US$	In Years	US$
Outstanding as of January 1, 2023	63,733,455	3.94	6.39	24.62
Granted	10,402,129	0.0001823		14.78
Modification	(1,478,068)	0.0001823		12.90
Exercise of share options	(717,256)	0.21		30.55
Forfeited/cancelled	(4,382,666)	0.07		26.03
Outstanding as of December 31, 2023	67,557,594	2.61	5.90	22.72
Granted	17,151,866	0.0001823		16.46
Exercise of share options	(1,379,548)	1.04		18.27
Forfeited/cancelled	(6,201,234)	0.00		19.15
Outstanding as of December 31, 2024	77,128,678	2.26	5.75	20.04
Granted	14,591,015	0.0001823		20.26
Exercise of share options	(1,504,062)	1.37		19.63
Forfeited/cancelled	(4,088,911)	0.00		20.76
Outstanding as of December 31, 2025	86,126,720	2.00	6.30	20.08
Exercisable as of December 31, 2025	55,900,126	3.09	5.12	21.37
Vested and Expected to Vest as of December 31, 2025	80,609,681	2.14	6.13	20.17

Schedule of assumptions used in determining the fair value of options

	For the Year Ended December 31,
	2023	2024	2025
Fair value of ordinary shares (US$)	12.00-15.20	15.80-18.76	18.28-26.00
Expected volatility	41.36%-41.70%	50.87%-52.13%	50.10%-50.90%
Risk‑free interest rate (per annum)	3.48%-4.59%	3.73%-4.48%	4.03%-4.58%
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10

Schedule of activities of restricted shares and RSUs

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	Shares	Fair Value	Life
		US$	In Years
Unvested at January 1, 2023	14,597,666	40.97	7.47
Granted	899,005	13.51
Vested	(6,079,090)	39.30
Forfeited/cancelled	(957,307)	33.70
Unvested at December 31, 2023	8,460,274	41.42	7.14
Granted	647,941	16.38
Vested	(4,918,922)	41.65
Forfeited/cancelled	(409,680)	26.99
Unvested at December 31, 2024	3,779,613	35.78	6.80
Granted	1,446,216	19.90
Vested	(2,655,580)	40.08
Forfeited/cancelled	(256,346)	17.24
Unvested at December 31, 2025	2,313,903	22.97	8.26
Expected to vest at December 31, 2025	1,904,094	23.15	8.16